CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $)	Mar. 30, 2013	Dec. 29, 2012	Dec. 31, 2011
Common stock, par value	$ 1.00	$ 1.00	$ 1.00
Common stock, shares authorized	1,000	1,000	1,000
Common stock, shares issued	1,000	1,000	1,000
Common stock, shares outstanding	1,000	1,000	1,000